Condensed Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income
REVENUES	$ 186,823	$ 157,789	$ 688,288	$ 633,063	$ 616,084
COST OF REVENUES
Cost of revenues, exclusive of amortization and impairment of acquired technologies	42,701	38,013	169,335	182,414	191,868
Amortization of acquired technologies	6,695	6,580	26,320	26,303	27,797
Impairment of acquired technologies			0	0	5,984
Total cost of revenues	49,396	44,593	195,655	208,717	225,649
GROSS PROFIT	137,427	113,196	492,633	424,346	390,435
OPERATING EXPENSES:
Research and development	35,681	30,624	165,991	109,508	114,005
Selling and marketing	26,802	19,417	148,861	74,710	82,109
General and administrative	44,207	37,839	250,098	90,838	78,128
Amortization of intangible assets	18,080	18,077	72,358	72,310	81,329
Impairment of goodwill	0	0	0	0	25,797
Impairment of intangible assets			0	0	175,269
Total operating expenses	124,770	105,957	637,308	347,366	556,637
OPERATING (LOSS) INCOME	12,657	7,239	(144,675)	76,980	(166,202)
INTEREST EXPENSE	(7,341)	(18,766)	(58,990)	(77,003)	(89,475)
GAIN (LOSS) ON CHANGE IN FAIR VALUE OF INTEREST RATE SWAPS		3,277	8,373	(13,249)	(22,432)
GAIN ON SALE OF COST METHOD INVESTMENT	3,578	0
CHANGE IN FAIR VALUE OF WARRANT LIABILITIES	2,136		(64,501)
LOSS ON EARLY EXTINGUISHMENT OF DEBT			(15,240)	(8,615)	0
OTHER INCOME — Net	82	87	114	332	476
PRETAX LOSS	11,112	(8,163)	(274,919)	(21,555)	(277,633)
INCOME TAX BENEFIT	863	3,079	26,000	4,679	67,293
NET LOSS INCLUDING NON-CONTROLLING INTEREST	11,975	(5,084)	(248,919)	(16,876)	(210,340)
Less: net loss attributable to non-controlling interest	0	0	0	0	0
NET LOSS ATTRIBUTABLE TO CCC INTELLIGENT SOLUTIONS HOLDINGS INC.	$ 11,975	$ (5,084)	$ (248,919)	$ (16,876)	$ (210,340)
Earnings Per Share, Basic and Diluted [Abstract]
Basic	$ 0.02	$ (0.01)
Diluted	$ 0.02	$ (0.01)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic	603,104,839	505,072,914
Diluted	641,028,410	505,072,914
Net loss per share - basic and diluted			$ (0.46)	$ (0.03)	$ (0.42)
Weighted-average shares used in computing net loss per share attributable to common stockholders—basic and diluted			543,558,222	504,115,839	503,453,127
COMPREHENSIVE (LOSS) INCOME:
Net loss including non-controlling interest	$ 11,975	$ (5,084)	$ (248,919)	$ (16,876)	$ (210,340)
Other comprehensive (loss) income—Foreign currency translation adjustment	9	7	(44)	126	(89)
COMPREHENSIVE LOSS INCLUDING NON-CONTROLLING INTEREST	11,984	(5,077)	(248,963)	(16,750)	(210,429)
Less: comprehensive loss attributable to non-controlling interest	0	0	0	0	0
COMPREHENSIVE LOSS ATTRIBUTABLE TO CCC INTELLIGENT	$ 11,984	$ (5,077)	$ (248,963)	$ (16,750)	$ (210,429)